SCHWAB STRATEGIC TRUST

(the “Trust”)

Schwab ETFs

Supplement dated November 14, 2012 to the

Statement of Additional Information dated December 17, 2011, as supplemented February 29, 2012,

May 30, 2012, and September 20, 2012

Schwab Fixed-Income ETFs

Supplement dated November 14, 2012 to the

Statement of Additional Information dated April 30, 2012, as supplemented September 20, 2012

Schwab U.S. REIT ETF

Supplement dated November 14, 2012 to the

Statement of Additional Information dated June 28, 2012, as supplemented September 20, 2012

This supplement provides new and additional information beyond that contained in each Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Effective November 13, 2012, Mark A. Goldfarb resigned as a Trustee of the Trust. Additionally, effective November 14, 2012, Stephen Timothy Kochis began serving as a Trustee of the Trust. Accordingly, the following changes are made to each Statement of Additional Information: (1) the “Trustees and Officers” table under the “Management of the Funds” section is deleted and replaced in its entirety with the table below and (2) the fourth paragraph under “Individual Trustee Qualifications” section is deleted and replace in its entirety with the paragraph below.

1. New Trustees and Officers table.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Independent Trustees:
Robert W. Burns 1959 Trustee (Trustee since 2009)	Retired (January 2009 – present); Consulting Managing Director (January 2003 – December 2008) and Managing Director (February 1999 – December 2002), PIMCO (investment adviser); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	17

Director, PS Business Parks, Inc. (2005 – 2012).

Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).

Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).

Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).

Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Stephen Timothy Kochis 1946 Trustee (Trustee since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012); CEO, Kochis Fitz (wealth management) (June 1991 – December 2007)	17	None.

Charles A. Ruffel 1956 Trustee (Trustee since 2009)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None.
Interested Trustee:
Walter W. Bettinger II2 1960 Chairman and Trustee (Chairman and Trustee since 2009)

As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., and The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank.

Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.

From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.

		91	None.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
OFFICERS
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
OFFICERS
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer since 2011)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011- present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

1.	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.

2.	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent corporation of the investment adviser.

3.	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

2. New Trustee Qualification paragraph.

The Board has concluded that Mr. Kochis should serve as a trustee of the funds because of the experience he gained as CEO and chairman of his own wealth management and investment planning services firm and his experience in and knowledge of the financial services industry.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

© 2012 Charles Schwab Investment Management, Inc. All Rights Reserved

REG70271-00 (11/12)